Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	13 Months Ended	28 Months Ended	50 Months Ended	60 Months Ended	78 Months Ended	79 Months Ended	111 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Sep. 25, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jun. 21, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Aug. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	May 07, 2018	Apr. 02, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Jul. 21, 2015	Oct. 31, 2014
C000113876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,483	$ 12,483	$ 12,483	$ 12,483	$ 12,483	$ 12,483	$ 12,483	$ 12,483	$ 12,483				$ 11,655					$ 11,030				$ 11,113		$ 11,035		$ 10,871	$ 10,535			$ 10,351	$ 10,191	$ 10,062		$ 10,000
Average Annual Return, Percent	7.10%				2.80%				2.24%
C000125661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,340	12,340	12,340	12,340	$ 12,340	12,340	12,340	12,340	$ 12,340				11,638					11,061				11,058		11,026		10,821	10,480			10,272	10,123	10,032		10,000
Average Annual Return, Percent	6.03%				2.66%				2.12%
C000132817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,829	13,829	13,829	13,829	$ 13,829	13,829	13,829	13,829	$ 13,829				12,582					11,474				11,999		11,271		11,182	10,895			10,673	9,964	9,703		10,000
Average Annual Return, Percent	9.91%				4.34%				3.30%
C000132818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,616	15,616	15,616	15,616	$ 15,616	15,616	15,616	15,616	$ 15,616				13,700					12,689				12,743		11,617		11,771	11,429			10,997	9,973	9,523		10,000
Average Annual Return, Percent	13.99%				5.82%				4.56%
C000137261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,177	14,177	14,177	14,177	$ 14,177	14,177	14,177	$ 14,177	$ 14,177				12,871					11,450				12,390		11,263		11,341	11,344			11,050	9,923	9,681	$ 10,000
Average Annual Return, Percent	10.15%				4.57%			3.83%
C000139416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,278	10,278	10,278	10,278	$ 10,278	10,278	10,278	$ 10,278	$ 10,278				10,568					10,948				9,129		5,899		7,530	7,982			7,319	6,530	6,612		10,000
Average Annual Return, Percent	(2.74%)				6.42%				0.27%
C000189608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,941	12,941	12,941	12,941	$ 12,941	$ 12,941	12,941	12,941	$ 12,941				11,438					11,194				13,469		11,961		11,076	9,866	$ 10,000
Average Annual Return, Percent	13.14%				3.16%	4.06%
C000198581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,018	13,018	13,018	13,018	$ 13,018	$ 13,018	$ 13,018	13,018	13,018				12,996					13,639				12,424		8,713		9,153	9,554		$ 10,000
Average Annual Return, Percent	0.17%				7.30%		4.09%
C000209927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 18,726	18,726	18,726	$ 18,726	$ 18,726	18,726	$ 18,726	18,726	18,726		$ 19,611		18,374			$ 16,586		16,288			$ 18,286	14,067	$ 12,192	9,648	$ 10,000
Average Annual Return, Percent	1.92%			16.25%
C000236573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,282	12,282	$ 12,282	$ 12,282	12,282	12,282	12,282	12,282	12,282	$ 11,983	11,561	$ 11,417	10,658		$ 10,850	10,607	$ 10,519	10,162	$ 10,620	$ 10,000
Average Annual Return, Percent	15.24%		9.09%
C000236574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,507	10,507	$ 10,507	10,507	10,507	10,507	10,507	10,507	10,507	10,457	10,074	10,236	9,613		10,004	10,044	9,960	9,579		10,000
Average Annual Return, Percent	9.29%		2.11%
C000236575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,347	11,347	$ 11,347	11,347	11,347	11,347	11,347	11,347	11,347	11,211	11,059	10,913	10,594		10,582	10,367	10,310	10,032	10,070	10,000
Average Annual Return, Percent	7.10%		5.50%
C000242839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,896	$ 11,896	$ 11,896	11,896	11,896	11,896	11,896	11,896	11,896	10,961	11,612	10,123	9,966	$ 10,000
Average Annual Return, Percent	19.36%	17.12%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,243	$ 11,243	$ 11,243	11,243	$ 11,243	$ 11,243	11,243	11,243	$ 11,243	10,641	10,142	10,409	10,111		10,066	10,177	10,132	9,992	10,313	10,000		11,865		11,808		11,144	10,008	10,000
Average Annual Return, Percent	11.20%		2.90%		0.18%	1.83%			1.82%
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 9,234	$ 9,234	$ 9,234	$ 9,234	$ 9,234	$ 9,234	9,234	$ 9,234	$ 9,234	10,837	8,767	10,629	8,353	10,000		8,892		8,315			8,943	9,875	9,763	9,931	10,000	11,653	10,431			10,645	10,549	10,107	10,000	10,000
Average Annual Return, Percent	10.55%	7.89%		(1.89%)	(0.24%)			1.53%	1.52%
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,096	$ 32,096	32,096	$ 32,096	$ 32,096	32,096	32,096	$ 32,096	$ 32,096				23,259					21,458				25,835		17,932		16,304	14,378			13,493	10,885	10,442		10,000
Average Annual Return, Percent	37.99%				14.51%				12.37%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 18,608	18,608	18,608	18,608	$ 18,608	18,608	$ 18,608	18,608	$ 18,608				14,013					12,682				15,843		11,541		11,003	9,773		10,000
Average Annual Return, Percent	32.79%				11.08%		9.91%
Bloomberg U S 1 3 Year Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value	$ 11,672	11,672	11,672	11,672	$ 11,672	11,672	$ 11,672	11,672	$ 11,672				10,986					10,643				11,189		11,194		10,828	10,323			10,288	10,219	10,087		10,000
Average Annual Return, Percent	6.25%				1.51%				1.56%
ICE BofA 6 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 6-Month US Treasury Bill Index
Account Value	$ 11,991	11,991	11,991	11,991	$ 11,991	11,991	11,991	11,991	$ 11,991				11,355					10,827				10,770		10,757		10,620	10,339			10,169	10,084	10,020		10,000
Average Annual Return, Percent	5.60%				2.46%				1.83%
BlackRock Interest Rate Hedged Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged Corporate Bond Index
Account Value	$ 14,114	14,114	14,114	14,114	$ 14,114	14,114	14,114	14,114	$ 14,114				12,880					11,776				12,363		11,584		11,579	11,327			11,058	10,223	9,798		10,000
Average Annual Return, Percent	9.58%				4.04%				3.51%
Markit iBoxx USD Liquid Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid Investment Grade Index
Account Value	$ 11,920	11,920	11,920	11,920	$ 11,920	$ 11,920	11,920	11,920	$ 11,920				10,351					10,130				12,996		12,705		11,760	9,964	10,000		11,325	10,928	10,122		10,000
Average Annual Return, Percent	15.16%				0.27%	2.75%			2.66%
BlackRock Interest Rate Hedged High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged High Yield Bond Index
Account Value	$ 15,712	15,712	15,712	15,712	$ 15,712	$ 15,712	15,712	15,712	$ 15,712				13,854					12,913				13,122		11,867		12,074	11,665			11,216	10,212	9,564		10,000
Average Annual Return, Percent	13.41%				5.41%				4.62%
Markit iBoxx USD Liquid High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid High Yield Index
Account Value	$ 12,398	12,398	$ 12,398	12,398	$ 12,398	12,398	12,398	12,398	$ 12,398	12,080	11,581	11,543	10,650		10,900	10,707	10,655	10,132	10,570	10,000		13,945		12,781		12,584	11,540			11,429	10,576	9,753		10,000
Average Annual Return, Percent	16.41%		9.55%		3.87%				4.28%
ICE BofA 10 Plus Year US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 10+ Year US Corporate Index
Account Value	$ 13,283	13,283	$ 13,283	13,283	$ 13,283	13,283	13,283	$ 13,283	$ 13,283				11,099					10,997				15,940		15,246		14,067	11,248			12,021	11,328	10,083	10,000
Average Annual Return, Percent	19.68%				(1.14%)			3.11%
BlackRock Interest Rate Hedged Long Term Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged Long-Term Corporate Bond Index
Account Value	$ 14,127	14,127	14,127	14,127	$ 14,127	14,127	14,127	$ 14,127	14,127				12,787					11,363				12,380		11,151		11,626	11,597			11,261	9,992	9,618	$ 10,000
Average Annual Return, Percent	10.48%				3.97%			3.80%
S And P GSCI Dynamic Roll USD Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Dynamic Roll (USD) Total Return Index
Account Value	$ 8,435	8,435	8,435	8,435	$ 8,435	8,435	8,435	$ 8,435	$ 8,435				8,651					8,936				7,394		4,760		6,061	6,421			$ 5,748	$ 5,358	$ 6,211		$ 10,000
Average Annual Return, Percent	(2.49%)				6.83%				(1.69%)
BlackRock Inflation Hedged Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged Corporate Bond Index
Account Value	$ 13,741	13,741	13,741	13,741	$ 13,741	$ 13,741	13,741	13,741	$ 13,741				12,193					11,921				14,186		12,240		11,277	10,017	$ 10,000
Average Annual Return, Percent	12.70%				4.03%	5.03%
Bloomberg Roll Select Commodity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Roll Select Commodity Total Return Index
Account Value	$ 13,515	13,515	13,515	13,515	$ 13,515	$ 13,515	$ 13,515	13,515	13,515				13,427					13,999				12,642		8,780		$ 9,178	$ 9,564		$ 10,000
Average Annual Return, Percent	0.65%				8.05%		4.69%
ICE BofA Commodity Enhanced Carry Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Commodity Enhanced Carry Total Return Index
Account Value	$ 19,227	19,227	19,227	$ 19,227	$ 19,227	19,227	$ 19,227	19,227	19,227		20,098		18,771			16,872		16,517			$ 18,450	$ 14,154	$ 12,236	$ 9,659	$ 10,000
Average Annual Return, Percent	2.43%			17.00%
BlackRock Inflation Hedged High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged High Yield Bond Index
Account Value	$ 12,152	12,152	$ 12,152	$ 12,152	12,152	12,152	12,152	12,152	12,152	11,869	11,466	11,322	10,589		10,820	10,597	10,488	10,142	10,626	10,000
Average Annual Return, Percent	14.76%		8.63%
BlackRock Inflation Hedged U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged U.S. Aggregate Bond Index
Account Value	$ 10,507	10,507	$ 10,507	10,507	10,507	10,507	10,507	10,507	10,507	10,457	10,082	10,234	9,624		10,028	10,067	9,940	9,564	10,363	10,000
Average Annual Return, Percent	9.18%		2.12%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,514	10,514	$ 10,514	10,514	10,514	10,514	10,514	10,514	10,514	10,488	9,983	10,293	9,511		9,979	10,132	10,082	9,477	10,327	10,000
Average Annual Return, Percent	10.55%		2.15%
BlackRock Interest Rate Hedged U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged U.S. Aggregate Bond Index
Account Value	$ 11,305	11,305	$ 11,305	11,305	11,305	11,305	11,305	11,305	11,305	11,168	11,022	10,869	10,570		$ 10,556	$ 10,342	$ 10,313	$ 10,010	$ 10,061	$ 10,000
Average Annual Return, Percent	6.95%		5.34%
ICE Clean Energy Transition Metals Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Clean Energy Transition Metals Index
Account Value	$ 11,975	$ 11,975	$ 11,975	$ 11,975	$ 11,975	$ 11,975	$ 11,975	$ 11,975	$ 11,975	$ 11,021	$ 11,665	$ 10,151	$ 9,978	$ 10,000
Average Annual Return, Percent	20.02%	17.90%